Note 1 - Presentation of Interim Information (Details)			3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2014 USD ($) shares	Jan. 21, 2009 USD ($) shares	Jun. 30, 2015 USD ($) shares	Jun. 30, 2014 USD ($)	Jun. 30, 2015 USD ($) shares	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 USD ($) shares
Note 1 - Presentation of Interim Information (Details) [Line Items]
Preferred Stock, Shares Issued (in Shares) | shares	0		0		0		0	0
Loan Payments Delinquency Period Beyond which Loan is Considered Past-Due							90 days
Nonaccrual Loans, Performance Period							6 months
Financing Receivable, Allowance for Credit Losses, Write-downs			$ 125,000	$ 93,000	$ 1,382,000	$ 226,000	$ 620,000	$ 892,000
Financing Receivable, Recorded Investment, Current	$ 301,614,000		299,010,000		299,010,000		301,614,000	287,630,000
Impaired Financing Receivable, Unpaid Principal Balance	5,735,000		$ 3,827,000		$ 3,827,000		5,735,000	7,586,000
Loans and Leases Receivable, Commitments, Fixed Rates	$ 306,000
Impaired Loans Partially Charged-off [Member]
Note 1 - Presentation of Interim Information (Details) [Line Items]
Financing Receivable, Allowance for Credit Losses, Write-downs							$ 67,000	68,000
Number of Loans	12						12
Consumer Portfolio Segment [Member]
Note 1 - Presentation of Interim Information (Details) [Line Items]
Financing Receivable, Allowance for Credit Losses, Write-downs							$ 320,000	337,000
Financing Receivable, Recorded Investment, Current	$ 34,543,000						$ 34,543,000	$ 33,316,000
Threshold Period Past Due for Write-off of Financing Receivable							90 days
Bank Overdrafts [Member]
Note 1 - Presentation of Interim Information (Details) [Line Items]
Threshold Period Past Due for Write-off of Financing Receivable							45 days
Twelve Loans [Member] | Impaired Loans Partially Charged-off [Member]
Note 1 - Presentation of Interim Information (Details) [Line Items]
Financing Receivable, Allowance for Credit Losses, Write-downs							$ 472,000
Financing Receivable, Recorded Investment, Current	757,000						757,000
Impaired Financing Receivable, Unpaid Principal Balance	$ 1,400,000						$ 1,400,000
Partial Charge-off Loan [Member] | Impaired Loans Partially Charged-off [Member]
Note 1 - Presentation of Interim Information (Details) [Line Items]
Number of Loans								11
Eleven Loans [Member] | Impaired Loans Partially Charged-off [Member]
Note 1 - Presentation of Interim Information (Details) [Line Items]
Financing Receivable, Allowance for Credit Losses, Write-downs								$ 446,000
Financing Receivable, Recorded Investment, Current								900,000
Impaired Financing Receivable, Unpaid Principal Balance								$ 1,400,000
Cumulative Preferred Stock Subject to Mandatory Redemption [Member] | First Harrison Reit Incorporated [Member]
Note 1 - Presentation of Interim Information (Details) [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners			0.20%		0.20%
Cumulative Preferred Stock Subject to Mandatory Redemption [Member] | First Harrison Reit Incorporated [Member] | Private Placement [Member]
Note 1 - Presentation of Interim Information (Details) [Line Items]
Preferred Stock, Shares Issued (in Shares) | shares		105
Preferred Stock, Dividend Rate, Percentage		12.50%
Preferred Stock, Liquidation Preference, Value		$ 105,000
Maximum [Member]
Note 1 - Presentation of Interim Information (Details) [Line Items]
Maturity of Time Deposits							90 days